CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS (Details 3) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS:
Cash and cash equivalents	$ 62,321,409	$ 117,403,824
Equity in commodity futures trading accounts:
Cash	26,472,676	58,538,589
Restricted cash (in dollars)	10,605,212	17,940,020
Net unrealized profit on open contracts	738,429	1,341,535
Due from Partnership	3,621,272	6,049,277
Accrued interest and other assets	2,577	15,083
TOTAL ASSETS	142,420,877	282,611,067
LIABILITIES:
Net unrealized loss on open contracts	233,777	3,026,653
Redemptions payable	8,513,455	14,623,211
Profit Shares payable	407,778	833,392
Trading Advisors' management fees payable	144,680	347,141
Administrator fees payable	135,849	228,421
Professional fees payable	521,394	762,458
Other fees payable	286,598	147,764
Total liabilities	10,739,554	20,948,099
Total partners' capital	131,681,323	261,662,968	395,809,966	375,395,713
TOTAL LIABILITIES AND PARTNERS' CAPITAL	142,420,877	282,611,067
Alamo Global Horizons, LLC
ASSETS:
Cash and cash equivalents	8,183,611	20,377,477
Equity in commodity futures trading accounts:
Cash	2,966,409	3,478,994
Restricted cash (in dollars)	1,318,821	1,359,877
Net unrealized profit on open contracts	99,554	262,603
Accrued interest and other assets	520	2,712
TOTAL ASSETS	11,250,094	24,121,786
LIABILITIES:
Due to Partnership	559,480	1,026,163
Trading Advisors' management fees payable	4,083	9,166
Administrator fees payable	10,806	8,224
Professional fees payable	33,261	27,361
Other fees payable	(2,864)	1,368
Total liabilities	604,766	1,072,282
Total partners' capital	10,645,328	23,049,504
TOTAL LIABILITIES AND PARTNERS' CAPITAL	11,250,094	24,121,786
Breakout Global Horizons, LLC
ASSETS:
Cash and cash equivalents	10,497,462	21,595,885
Equity in commodity futures trading accounts:
Cash	3,178,709	18,089,465
Restricted cash (in dollars)	2,529,118	7,597,881
Net unrealized profit on open contracts	539,757	1,042,090
Accrued interest and other assets		3,325
TOTAL ASSETS	14,215,928	40,730,765
LIABILITIES:
Due to Partnership	614,421	1,108,537
Redemptions payable	573,985	230,000
Subscription received in advance	200,000
Trading Advisors' management fees payable	3,605	17,164
Administrator fees payable	26,605	19,706
Professional fees payable	36,433	30,833
Other fees payable	2,365	9,307
Total liabilities	1,457,414	1,415,547
Total partners' capital	12,758,514	39,315,218
TOTAL LIABILITIES AND PARTNERS' CAPITAL	14,215,928	40,730,765
Cambridge Global Horizons, LLC
ASSETS:
Cash and cash equivalents	8,337,799	4,757,862
Equity in commodity futures trading accounts:
Cash	5,069,438	38,461,055
Restricted cash (in dollars)	669,616	14,557,619
Net unrealized profit on open contracts	238,479
Accrued interest and other assets		2,720
TOTAL ASSETS	13,645,716	43,221,637
LIABILITIES:
Net unrealized loss on open contracts		175,044
Due to Partnership	527,516	1,680,015
Redemptions payable	308,875
Profit Shares payable		407,841
Trading Advisors' management fees payable	5,937	28,093
Administrator fees payable	22,632	15,569
Professional fees payable	32,016	26,116
Other fees payable	2,935	6,247
Total liabilities	899,911	2,338,925
Total partners' capital	12,745,805	40,882,712
TOTAL LIABILITIES AND PARTNERS' CAPITAL	13,645,716	43,221,637
Quaker Global Horizons, LLC
ASSETS:
Cash and cash equivalents	11,978,889
Equity in commodity futures trading accounts:
Cash	10,681,449
Restricted cash (in dollars)	5,369,821
Net unrealized profit on open contracts	840,087
TOTAL ASSETS	23,500,425
LIABILITIES:
Due to Partnership	1,242,900
Profit Shares payable	173,061
Trading Advisors' management fees payable	6,698
Administrator fees payable	3,288
Professional fees payable	20,001
Other fees payable	382
Total liabilities	1,446,330
Total partners' capital	22,054,095
TOTAL LIABILITIES AND PARTNERS' CAPITAL	23,500,425
Nets Global Horizons, LLC
ASSETS:
Cash and cash equivalents		26,712,321
Equity in commodity futures trading accounts:
Cash		5,138,261
Restricted cash (in dollars)		2,095,713
Accrued interest and other assets		1,319
TOTAL ASSETS		31,851,901
LIABILITIES:
Net unrealized loss on open contracts		91,517
Due to Partnership		997,556
Redemptions payable		950,000
Trading Advisors' management fees payable		22,700
Administrator fees payable		17,468
Professional fees payable		31,250
Other fees payable		5,667
Total liabilities		2,116,158
Total partners' capital		29,735,743
TOTAL LIABILITIES AND PARTNERS' CAPITAL		31,851,901
Quantum Global Horizons, LLC
ASSETS:
Cash and cash equivalents	19,551,925	24,812,881
Equity in commodity futures trading accounts:
Cash	4,535,527	21,435,349
Restricted cash (in dollars)	1,123,068	7,392,494
Net unrealized profit on open contracts	381,076
Accrued interest and other assets	272	4,094
TOTAL ASSETS	24,468,800	46,252,324
LIABILITIES:
Net unrealized loss on open contracts		521,711
Due to Partnership	687,414	1,237,006
Redemptions payable	853,745
Subscription received in advance	450,000
Profit Shares payable	68,481
Administrator fees payable	31,646	22,826
Professional fees payable	38,933	33,333
Other fees payable	1,767	8,148
Total liabilities	2,131,986	1,823,024
Total partners' capital	22,336,814	44,429,300
TOTAL LIABILITIES AND PARTNERS' CAPITAL	$ 24,468,800	$ 46,252,324